Trading portfolio (Tables)	12 Months Ended
Dec. 31, 2025
Net assets (liabilities) [abstract]
Disclosure of trading portfolio assets

	Trading portfolio assets		Trading portfolio liabilities
	2025	2024	2025	2024
	£m	£m	£m	£m
Debt securities and other eligible bills	94,359	78,014	(33,217)	(37,050)
Equity securities	83,242	74,859	(24,520)	(19,858)
Traded loans	12,249	13,470	—	—
Commodities	211	110	—	—
Trading portfolio assets/(liabilities)	190,061	166,453	(57,737)	(56,908)

Disclosure of trading portfolio liabilities

	Trading portfolio assets		Trading portfolio liabilities
	2025	2024	2025	2024
	£m	£m	£m	£m
Debt securities and other eligible bills	94,359	78,014	(33,217)	(37,050)
Equity securities	83,242	74,859	(24,520)	(19,858)
Traded loans	12,249	13,470	—	—
Commodities	211	110	—	—
Trading portfolio assets/(liabilities)	190,061	166,453	(57,737)	(56,908)